STRATEGY SHARES

36 North New York Avenue

Huntington, NY 11743

Strategy Shares Nasdaq 5 HANDLTM Index ETF

October 19, 2021

The information in this Supplement amends certain information contained in the Prospectus and Statement of Additional Information dated September 11, 2018 for Strategy Shares Nasdaq 5 HANDLTM Index ETF (the “Fund”).

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Effective immediately, the name of the Fund has been changed to “Strategy Shares ETF.”

Please retain this Supplement for future reference.